Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Adjusted Working Capital

Amount
Working capital deficit as on December 31, 2024	$(983,833)
Forward purchase agreement, net	2,725,359
Third anniversary payment consideration	322,000
Fees paid in 2025 on the Amended PCCU Note	(53,742)
Adjusted working capital as on December 31, 2024	$2,009,784